Employee Benefits - Summary of Change in Defined Benefit Obligations for Pension and Post Retirement Medical Plans (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Pension benefits [Member]
Disclosure of defined benefit plans [line items]
Current service cost	₨ (722.5)	$ (11.1)	₨ (657.1)	₨ (642.6)
Interest cost (income)	(54.3)	(0.8)	(94.6)	(68.6)
Remeasurements
Actuarial (gains)/losses arising from changes in demographic assumptions	(160.3)	(2.5)	(9.6)	14.6
Actuarial (gains)/losses arising from changes in financial assumptions	228.8	3.5	160.1	38.7
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	105.0	1.6	(65.0)	61.7
Pension benefits [Member] | Present value of defined benefit obligation [Member]
Disclosure of defined benefit plans [line items]
Beginning of the year	9,807.6	150.5	9,238.6
Current service cost	722.5	11.1	657.1
Interest cost (income)	687.6	10.5	695.1
Remeasurements
Actuarial (gains)/losses arising from changes in demographic assumptions	(160.3)	(2.5)	(9.6)
Actuarial (gains)/losses arising from changes in financial assumptions	228.8	3.5	160.1
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	105.0	1.6	(65.0)
Benefits paid	(1,168.5)	(17.9)	(778.9)
Benefits paid directly by employer	(59.8)	(0.9)	(89.8)
Past service cost-Plan amendments	85.0	1.3
End of the year	10,247.9	157.2	9,807.6	9,238.6
Post retirement medical benefits [Member]
Disclosure of defined benefit plans [line items]
Current service cost	(102.0)	(1.6)	(81.9)	(76.8)
Interest cost (income)	(130.6)	(2.0)	(123.3)	(121.8)
Remeasurements
Actuarial (gains)/losses arising from changes in demographic assumptions	(114.0)	(1.7)	21.7
Actuarial (gains)/losses arising from changes in financial assumptions	(27.0)	(0.4)	218.2	78.4
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	(289.6)	(4.4)	(104.6)	(165.3)
Post retirement medical benefits [Member] | Present value of defined benefit obligation [Member]
Disclosure of defined benefit plans [line items]
Beginning of the year	1,838.6	28.2	1,600.5
Current service cost	102.0	1.6	81.9
Interest cost (income)	130.6	2.0	123.3
Remeasurements
Actuarial (gains)/losses arising from changes in demographic assumptions	(114.0)	(1.7)	21.7
Actuarial (gains)/losses arising from changes in financial assumptions	(27.0)	(0.4)	218.2
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	(289.6)	(4.4)	(104.6)
Benefits paid directly by employer	(100.1)	(1.5)	(102.4)
End of the year	₨ 1,540.5	$ 23.8	₨ 1,838.6	₨ 1,600.5